COMMITMENTS AND CONTINGENCIES - Sellers Note (Details) - USD ($)			6 Months Ended	12 Months Ended
	Feb. 09, 2024	Feb. 07, 2024	Jun. 30, 2024	Dec. 31, 2023
Non-Redemption Agreement Liability
COMMITMENTS AND CONTINGENCIES
Derivative liability				$ 1,881,440
Conversion derivative
COMMITMENTS AND CONTINGENCIES
Derivative liability			$ 1,668,731
Earnout Liability
COMMITMENTS AND CONTINGENCIES
Derivative liability			10,963,000
Short Term Notes
COMMITMENTS AND CONTINGENCIES
Aggregate principal amount		$ 5,000,000
Maturity (in days)		90 days
Interest rate (in percent)		9.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)		90.00%
Conversion rate, as a percentage of trailing seven-trading day VWAP, if an event of default occurs and is continuing (in percent)		90.00%
Accrued interest expense			610,440
Short Term Notes | Conversion derivative
COMMITMENTS AND CONTINGENCIES
Derivative liability		$ 487,329
Long-Term Notes
COMMITMENTS AND CONTINGENCIES
Aggregate principal amount		$ 7,971,000
Maturity (in days)		24 months
Interest rate (in percent)		13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)		90.00%
Conversion rate, as a percentage of trailing seven-trading day VWAP, if an event of default occurs and is continuing (in percent)		85.00%
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)		90.00%
Interest expense related to the amortization of the debt discount			640,555
Long-Term Notes | Conversion derivative
COMMITMENTS AND CONTINGENCIES
Derivative liability		$ 776,919	776,919
Chardan Note
COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	$ 4,150,000
Interest rate (in percent)	13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)	85.00%
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)	85.00%
Accrued interest expense			212,803
Interest expense related to the amortization of the debt discount			$ 37,920
Chardan Note | Conversion derivative
COMMITMENTS AND CONTINGENCIES
Derivative liability	$ 404,483